Taxes on Income	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 13:- TAXES ON INCOME

a.	Corporate tax rates:

Israeli taxation:

Corporate tax rate in Israel in 2021 was 23%, 2020 - 23% and in 2019 was 23%.

b.	Final tax assessments:

The Company received final tax assessments through 2016.

c.	Net operating carryforward losses for tax purposes and other temporary differences:

As of December 31, 2021, the Company had carryforward losses amounting to approximately USD 164,680.

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carry forward	$37,875	$32,312
Temporary differences mainly relating to Research and Development	3,285	3,581

Deferred tax asset before valuation allowance	41,160	35,893
Valuation allowance	(41,160)	(35,893)
Deferred tax asset, net	$-	$-

e.	Reconciliation of the theoretical tax expense to the actual tax expense:

The main reconciling item between the statutory tax rate of the Company and the effective tax rate is the recognition of valuation allowance in respect of deferred taxes relating to accumulated net operating losses carried forward due to the uncertainty of the realization of such deferred taxes.